united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

Main BuyWrite ETF
(BUYW)

Annual Report
October 31, 2023

1-866-383-9778
www.mainmgtetfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main BuyWrite ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

October 31, 2023

Dear Shareholder,

For the year ended October 31, 2023, the Fund has returned +14.04%. Over the same time period, the Morningstar US Fund Derivative Income Category returned +7.08%, the CBOE S&P 500 BuyWrite Index (BXM) gained 7.27%, and the HFRI Equity Hedge Index returned +4.32%. The overall portfolio remains positioned with a barbell approach between growth and value. The strongest positive contributions to the Fund’s performance have come from its positions in the Semiconductors (SMH), and the NASDAQ (QQQ), while its positions in Biotechnology (XBI) and Industrials (XLI) have weighed on performance. As equity markets have been higher during the trailing 1 year, the options writing has negatively impacted performance, which has historically been the case when markets are moving higher. However, the options contributed positively to performance in the 3rd quarter of 2023 as markets moved lower. As we head into 2024, we will continue to actively manage the call writing with longer-dated covered call options paired with shorter-dated ones. Doing so we are seeking to take advantage of volatility moves as they occur. We feel that the strategy remains well-positioned in the current environment and may be a good complement to a fixed income allocation by providing additional income.

We at Main Management Fund Advisors, LLC would like to thank you for being an investor in Main BuyWrite ETF and look forward to working with you once more in the coming year.

Glossary of Terms:

Morningstar US Fund Derivative Income Category – Derivative income strategies primarily use an options overlay to generate income while maintaining significant exposure to equity market risk. Income is typically generated through covered call writing strategies, for example, while traditional equity risk factors dictate a substantial portion of the return.

Source: Morningstar Report: Morningstar Institutional Categories

CBOE S&P 500 BuyWrite Index (BXM) – The index is a passive total return index based on selling the near-term, near-the-money S&P 500 Index (SPX®) call option against the S&P 500 stock index portfolio each month. The SPX call that is sold (or written) will have approximately one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The premium collected from the sale of the call is added to the portfolio’s total value.

Source: CBOE.com

HFRI Equity Hedge Index: The index tracks approximately 2,000 hedge funds dating back to 1990 on an equal weighted basis. It is a non-investible index. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios.

Source: Hedge Fund Research (www.hedgefundresearch.com)

8166-NLD-11072023

MAIN BUYWRITE ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023, as compared to its benchmark:

	One Year	Five Year	Since Inception
Main BuyWrite ETF - NAV	14.04%	6.03%	4.73%	(1)
Main BuyWrite ETF - Market Price	14.11%	N/A	10.36%	(2)
HFRI Equity Hedge Index (4)	1.32%	5.67%	5.36%	(3)

Comparison of the Change in Value of a $100,000 Investment

*	The Fund was converted into an ETF on September 9, 2022 from the Main BuyWrite Fund (the “Predecessor Fund”). Performance prior to September 9, 2022 is that of the Predecessor Fund. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2033, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.20% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 1.31%, including acquired fund fees and expenses, per the February 28, 2023 Prospectus.

(1)	Inception date is December 29, 2015.

(2)	Inception date is September 12, 2022

(3)	Inception date is December 31, 2015.

(4)	HFRI Equity Hedge Index

Equity Hedge (“EH”) managers are investment managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	110.9%
Call Options Written	(12.3)%
Other Assets in Excess of Liabilities	1.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 110.9%
	EQUITY - 107.5%
234,800	Consumer Discretionary Select Sector SPDR Fund(a)	$35,713,080
385,500	Industrial Select Sector SPDR Fund	37,917,780
117,700	Invesco QQQ Trust Series 1(a)	41,297,399
458,200	iShares MSCI EAFE ETF(a)	30,662,744
331,400	SPDR S&P 500 ETF Trust(a)	138,591,480
300,100	SPDR S&P Biotech ETF(a)	19,875,623
285,100	VanEck Semiconductor ETF(a)	39,614,645
		343,672,751
	FIXED INCOME - 3.4%
215,350	iShares Treasury Floating Rate Bond ETF	10,929,012

	TOTAL EXCHANGE-TRADED FUNDS (Cost $337,519,294)	354,601,763

	TOTAL INVESTMENTS – 110.9% (Cost $337,519,294)	$354,601,763
	CALL OPTIONS WRITTEN - (12.3)% (Proceeds - $55,907,101)	(39,349,290)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	4,350,940
	NET ASSETS - 100.0%	$319,603,413

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (12.3)%
	CALL OPTIONS WRITTEN - (12.3)%
2,348	Consumer Discretionary Select Sector SPDR Fund	12/15/2023	$132.00	$30,993,600	$5,095,160
1,177	Invesco QQQ Trust Series 1	12/15/2023	265.00	31,190,500	10,370,547
4,508	iShares MSCI EAFE ETF	12/15/2023	68.00	30,654,400	531,944
3,314	SPDR S&P 500 ETF Trust	12/15/2023	385.00	127,589,000	12,533,548
2,913	SPDR S&P Biotech ETF	12/15/2023	71.00	20,682,300	333,538
2,851	VanEck Semiconductor ETF	11/17/2023	102.50	29,222,750	10,484,553
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $55,907,101)				39,349,290

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of October 31, 2023, the fair value of the securities held as collateral was $304,676,939.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MAIN BUYWRITE ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023

ASSETS
Investment securities:
At cost	$337,519,294
At value	$354,601,763
Cash and cash equivalents	5,978,465
Cash held for collateral at broker for options	627,386
Receivable for fund shares sold	6,196,781
Receivable for securities sold	41,144
Dividends and interest receivable	39
Prepaid expenses and other assets	3,179
TOTAL ASSETS	367,448,757

LIABILITIES
Options written at fair value (Proceeds $55,907,101)	39,349,290
Payable for securities purchased	6,341,760
Distributions Payable	1,556,010
Investment advisory fees payable	483,621
Payable to related parties	52,288
Other accrued expenses and other liabilities	62,375
TOTAL LIABILITIES	47,845,344
NET ASSETS	$319,603,413

NET ASSETS CONSIST OF:
Paid in capital	$297,889,918
Distributable earnings	21,713,495
NET ASSETS	$319,603,413

NET ASSET VALUE PER SHARE:
Net Assets	$319,603,413
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	24,183,563
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.22

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENT OF OPERATIONS

For the
Year Ended
October 31, 2023
INVESTMENT INCOME
Dividends	$3,429,487
Interest	130,183
TOTAL INVESTMENT INCOME	3,559,670

EXPENSES
Investment advisory fees	2,142,476
Administrative services fees	141,246
Professional fees	44,682
Printing and postage expenses	97,072
Custodian fees	39,241
Transfer agent fees	24,007
Compliance Officer fees	13,976
Accounting services fees	15,002
Trustees fees and expenses	15,991
Other expenses	15,742
Insurance expense	9,173
TOTAL EXPENSES	2,558,608

Fees recaptured by the Advisor	22,479
Less: Fees waived by the Administrator	(25,000)

NET EXPENSES	2,556,087

NET INVESTMENT INCOME	1,003,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(514,537)
In-kind redemptions	10,260,583
Options written	(9,266,270)
479,776
Net change in unrealized appreciation on:
Investments	5,780,384
Options written	17,488,778
23,269,162

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	23,748,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,752,521

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS:
Net investment income	$1,003,583	$220,821
Net realized gain from investments, in-kind redemptions and options written	479,776	7,069,016
Net change in unrealized appreciation (depreciation) of investments and options written	23,269,162	(10,019,374)
Net increase (decrease) in net assets resulting from operations	24,752,521	(2,729,537)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions paid	(11,407,075)	(67,589)
Return of capital	(1,545,990)	—
Decrease in net assets resulting from distributions to shareholders	(12,953,065)	(67,589)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	275,294,263	45,612,255
Reinvestment of distributions	—	67,589
Payments for shares redeemed	(118,951,853)	(17,617,707)
Net increase in net assets resulting from shares of beneficial interest	156,342,410	28,062,137

TOTAL INCREASE IN NET ASSETS	168,141,866	25,265,011

NET ASSETS
Beginning of Year	151,461,547	126,196,536
End of Year	$319,603,413	$151,461,547

SHARE ACTIVITY
Shares Sold	21,060,000	3,688,972
Shares Reinvested	—	5,403
Shares Redeemed	(9,240,000)	(1,433,753)
Net increase in shares of beneficial interest outstanding	11,820,000	2,260,622

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the		For the	For the		For the		For the	For the
	Year Ended		Year Ended	Period* Ended		Year Ended		Year Ended	Year Ended
	October 31, 2023		October 31, 2022	October 31, 2021		November 30, 2020		November 30, 2019	November 30, 2018
Net asset value, beginning of year/period	$12.25		$12.49	$11.26		$11.15		$11.00	$10.84

Income from investment operations:
Net investment income (1,8)	0.06		0.02	0.00	(2)	0.10		0.05	0.02
Net realized and unrealized gain (loss) on investments and options written	1.64		(0.25)	1.26		0.10	(3)	0.16	0.19 (3)
Total from investment operations	1.70		(0.23)	1.26		0.20		0.21	0.21

Less distributions from:
Net investment income	(0.66)		(0.01)	(0.03)		(0.09)		(0.05)	(0.05)
Return of capital	(0.07)		—	—		(0.00	) (2)	(0.01)	—
Total distributions	(0.73)		(0.01)	(0.03)		(0.09)		(0.06)	(0.05)

Paid-in-Capital From Redemption Fees	—		—	—		0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of year/period	$13.22		$12.25	$12.49		$11.26		$11.15	$11.00
Market price, end of year/period ^	$13.24		$12.26	—		—		—	—
Total return (4)	14.04%		(1.87)%	11.21	% (5)	1.84%		1.97%	1.92%
Net assets, at end of year/period (000s)	$319,603		$151,462	$126,197		$57,183		$77,342	$64,039

Ratio of gross expenses to average net assets before waiver/recapture (6,8)	1.13%		1.35%	1.38	% (7)	1.48%		1.39%	1.48%
Ratio of net expenses to average net assets after waiver/recapture (8)	1.13	% (10)	1.20%	1.20	% (7)	1.20%		1.20%	1.20%
Ratio of net investment income to average net assets (9)	0.44	% (10)	0.16%	0.02	% (7)	1.01%		0.50%	0.18%

Portfolio Turnover Rate	4%		63%	48	% (5)	95%		51%	22%

*	Represents the period December 1, 2020 to October 31, 2021.

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

(1)	Per share amounts calculated using the average shares method.

(2)	Amount represents less than $0.005 per share.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor/administrator.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Ratios include 0.01% of waived administrator fees during the year ended October 31, 2023.

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

1.	ORGANIZATION

The Main BuyWrite ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a Trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide total return from current income and gains from long-term capital appreciation. Effective as of the close of business on September 9, 2022, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Adviser. The reorganization did not result in a material change to the investment portfolio. The predecessor Fund offered Class I shares and commenced operations on December 29, 2015. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Equity Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost which approximates value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset value per share (“NAV”) as reported by such investment companies. Exchange Traded Funds (“ETFs”) are valued at the last reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees “Board”. The Board has delegated execution of these procedures to the Adviser as its valuation

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process. Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$354,601,763	$—	$—	$354,601,763
Total	$354,601,763	$—	$—	$354,601,763
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$39,349,290	$—	$39,349,290
Total	$—	$39,349,290	$—	$39,349,290

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options is reported on the Schedule of Investments.

“BuyWrite” is an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written option (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. Call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Derivatives Risk – The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation; and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2020, and the period ended October 31, 2022, or expected to be taken in the Fund’s October 31, 2023 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $309,944,678 and $11,075,813 respectively.

For the year ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $116,124,004 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the year ended October 31, 2023, the Fund incurred $2,142,476 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2033, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.20% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limitations in place at the time of waiver and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Board of Trustees on 60 days’ written notice to the Adviser. During the year ended October 31, 2023, the Adviser recaptured previously waived advisory fees in the amount of $22,479. As of October 31, 2023 there are no advisory fees waived available for recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of October 31, 2023, the Plan has not been activated. For the year ended October 31, 2023, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. During the year ended October 31, 2023, UFS waived fees in the amount of $25,000. The above mentioned fees are not subject to recapture.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expense in the Statements of Operations.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of October 31, 2023.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$39,349,290

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended October 31, 2023.

		Net Change in Unrealized
	Realized Loss	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(9,266,270)	$17,488,778

The average notional value of derivative instruments outstanding during the year ended October 31, 2023, was $233,688,250.

As of October 31, 2023, portfolio securities valued at $304,676,939 were held in escrow as coverage for call options written by the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At October 31, 2023, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)
$282,162,138	$42,500,587	$(9,410,252)	$33,090,335

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended October 31, 2023 and October 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2023	October 31, 2022
Ordinary Income	$11,407,075	$67,589
Long-Term Capital Gain	—	—
Return of Capital	1,545,990	—
	$12,953,065	$67,589

As of October 31, 2023, the components of Distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(8,073,560)	$(3,303,280)	$33,090,335	$21,713,495

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of wash sales and straddles. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$8,021,003	$52,557	$8,073,560	$—

Permanent book and tax differences, primarily attributable to distributions in excess and tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2023 as follows:

Paid
In	Distributable
Capital	Earnings
$(166,915)	$166,915

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund is disclosed in the Statements of Changes in Net Assets.

For the year ended October 31, 2023, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$28,400	$—

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR ETF”) . The Fund may redeem its investment from SPDR ETF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of October 31, 2023, the percentage of the Fund’s net assets invested in the SPDR ETF was 43.4%.

10.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 21, 2023 the Fund made an income distribution of $0.0674 per share. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Main BuyWrite ETF and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Main BuyWrite ETF (the “Fund”), a series of Northern Lights Fund Trust IV, as of October 31, 2023, the related statement of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Main BuyWrite ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For years ended October 31, 2023 and 2022, for the period from December 1, 2020 to October 31, 2021, and for the years ended November 30, 2020, 2019, and 2018

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 28, 2023

MAIN BUYWRITE ETF
EXPENSE EXAMPLE (Unaudited)
October 31, 2023

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Annualized Expense Ratio	Expenses Paid During Period 5/1/23-10/31/23
Actual*	$1,000.00	$1,022.90	1.14%	$ 5.81
Hypothetical*
(5% return before expenses)	$1,000.00	$1,019.46	1.14%	$ 5.80

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (365).

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.mainmgtetfs.com.

MAIN BUYWRITE ETF
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

MAIN BUYWRITE ETF
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees***

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

10/31/23 – NLFT IV_v1

MAIN BUYWRITE ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2023

Interested Trustee, Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang*** 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	Trustee since 2023, President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	4	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager (2018-2022), Legal Administration), Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023); Senior Compliance Officer, Northern Lights Compliance, LLC (2019-2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of October 31, 2023, the Trust was comprised of 36 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the Funds managed by the same investment adviser. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

***	Ms. Wang is an interested Trustee because she is also an officer of the Trust.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-383-9778.

10/31/23 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-866-383-9778 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-383-9778.

ADVISER
Main Management Fund Advisors, LLC
601 California Street, Suite 620
San Francisco, California 94108

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

MAINBW-AR23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

10/31/2023 – $13,500

10/31/2022 – $15,000

(b)        Audit-Related Fees

10/31/2023 – None

10/31/2022 – None

(c)	Tax Fees

10/31/2023 – $3,000

10/31/2022 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

10/31/2023 – None

10/31/2022 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                        10/31/2023       10/31/2022

Audit-Related Fees:           0.00%             0.00%

Tax Fees:                          0.00%             0.00%

All Other Fees:                  0.00%            0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

10/31/2023 - $3,000

10/31/2022 - $3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/4/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/4/24